Shareholders' equity	12 Months Ended
Dec. 31, 2022
Shareholders' equity
Shareholders' equity
22. Shareholders’ equity
Common shares and warrants
Authorized:
The Company is authorized to issue an unlimited number

of common shares without par value.
Issuance of units
On October 19,

2022, the

Company completed

a non-brokered

private placement

consisting of
1,014,600

units at

a price
of $ 1.30

per unit for

aggregate gross proceeds to

the Company of $
1,318,980
. Each unit

is comprised of
one

common share
of the Company

and
one

common share

purchase warrant

of the

company.

Each warrant

entitles the

holder to

purchase
one additional common

share at an

exercise price of

$
1.75

for a period

of
24 months
. The Company

allocated an amount
of $ 1,095,780

to share

capital representing

the fair

value of

the shares

on October

19, 2022,

of $
1.08

per share

and the
residual amount of $ 223,200

to warrants.
Shares issued upon exercise of stock options, share

purchase warrants and compensation options
During the year

ended December 31,

2022,
2,440,000

(
3,482,000

- 2021)

stock options

and Nil

(
8,146,483

- 2021)

share
purchase

warrants

were

exercised

for

net

proceeds

of

$
1,412,799

and

$
Nil

($
1,109,818

and

$
12,396,107

–

2021)
respectively.

The

amounts

credited

to

share

capital

from

the

exercise

of

stock

options

include

an

ascribed

value

from
contributed surplus of $ 870,558

($
364,000

– 2021). In addition, in

2021,
191,414

compensation options relating to a bought
deal in 2020, were exercised for net proceeds of $ 689,090 .
Share redemptions for cancellation
In January

2021, the

Company announced

it had

been authorized

to repurchase

for cancellation,

on the

open market,

or
subject to the

approval of any

securities authority by

private agreements,
5,000,000

common shares from

January 14, 2021,
to January

13,

2022. In

February

2022, the

Company

announced

it had

been authorized

to repurchase
7,500,000

of its
common shares from February 15, 2022, to February 14, 2023.
During the year 2022, the

Company did
no
t repurchase any common shares for

purpose of cancellation. The Company was
under no obligation to repurchase its common shares as

at December 31, 2022.
During the year

2021, the

Company repurchased

and cancelled
840,094

Common shares

at a weighted

average price

of
$ 4.96

per share,

for a

total cash

consideration of

$
4,183,617

including commissions

of $
16,678
. The

excess of

the total
consideration over the carrying amount of the shares,

in the amount of $
3,778,619

was applied against deficit.
The repurchases were made in the normal course of business at market prices through the

TSX. The Company was under
no obligation to repurchase its common shares as at December

31, 2021.
Stock options
The Company has

a stock option

plan authorizing the

Board of Directors

to grant options to

directors, officers,

employees
and consultants to acquire common shares of the Company at a price computed by reference to the closing market price of
the shares of the

Company on the business day

before the Company notifies the

stock exchanges of the grant

of the option.
The number

of shares

which may

be granted

to any

one person

shall not

exceed
5% ( 2
% for

consultants) of

total share
capital over a twelve-month period.
The following table sets out the activity in stock options:
(1)

The weighted fair market value of the share price for

options exercised in 2022 was $
1.44

($
5.48

in 2021).
Grants in 2022
On

January 3,

2022,

the

Company

granted
150,000

stock

options

to

the

President

and

Chief

Executive

Officer

of

the
Company,

and
300,000

stock options

to members

of its

Board of

Directors. The

stock options

have an

exercise price

of
$ 3.36

per common share, vest immediately and are exercisable

over a period of five (
5 ) years.
On April 5,

2022, the

Company granted
400,000

stock options

to employees

of the Company.

The stock

options have

an
exercise price of $ 2.96

per common share. The
400,000

options will vest as follows:
10

percent as of the day

of the grant,
20

percent at

the first

anniversary of

the date

of the

grant,
30

percent on

the second

anniversary of

the date

of the

grant
and 40

percent on the third anniversary of the date of the grant. All options mentioned above are exercisable over a period
of five (5) years.
On June 2, 2022,

the Company granted
600,000

stock options to

the President and

Chief Executive Officer of

the Company,
and 900,000

stock options to members

of its Board of

Directors. The
1,500,000

options will vest

as follows:
25

percent as
of the day of the grant, 25

percent at the first anniversary of the

date of the grant,
25

percent on the second anniversary of
the date

of the grant

and
25

percent at

the third

anniversary of

the date

of the grant.

The stock

options have

an exercise
price of $ 3.88

per common share and are exercisable over a period of five (
5 ) years.
On July 3,

2022, the

Company granted
125,000

stock options

to employees

of the

Company.

The stock

options have

an
exercise price of $ 2.14

per common share. The
125,000

options will vest as follows:
10

percent as of the day

of the grant,
20

percent at

the first

anniversary of

the date

of the

grant,
30

percent on

the second

anniversary of

the date

of the

grant
and 40

percent on the third anniversary of the date of the grant. All options mentioned above are exercisable over a period
of five (5) years.
Subsequent to

year end, the

Company granted
150,000

stock options

to the President

and Chief

Executive Officer

of the
Company,

and
500,000

stock options

to members

of its

Board of

Directors. The

stock options

have an

exercise price

of
$ 1.03

per common

share, vest

immediately and

are exercisable

over a period

of five

(
5
) years.

The Company

accounted
for an expense amounting to $ 453,204

related to these options as the stock options granted related to the services in 2022 and there was a shared understanding of the terms and

conditions related to such grant prior to the grant

date.

The Company also granted 975,000

stock options to employees of the Company. The stock options have an exercise price of $ 1.03

per common share.

The
975,000

options will vest

as follows:
10

percent as of

the day of

the grant,
20

percent at
the first anniversary of the

date of the grant,
30

percent on the second

anniversary of the date

of the grant and
40

percent
on the third anniversary of the date

of the grant. All options mentioned above

are exercisable over a period of five (
5 ) years.
There was no expense accounted for in 2022 relating to

these stock options.
Grants in 2021
On

December 30,

2021,

the

Company

granted
100,000

stock

options

to

a

member

of

its

Board

of

Directors

The

stock
options have an exercise

price of $
3.61

per common share, vest

immediately and are

exercisable over a period

of five (
5 )
years.
On December 17, 2021, the Company

granted
1,920,000

stock options to the President and

Chief Executive Officer of the
Company. The stock options have an exercise

price of $
3.13

per common share, vest

immediately and are exercisable over
a period of five (5) years.
On October 14, 2021, the

Company granted
100,000

stock options to the Chief

Financial Officer of the Company. The stock
options have an exercise

price of $
5.04

per common share. The
100,000

options will vest

as follows:
10

percent as of the
day of the grant, 20

percent at the first anniversary of

the date of the grant,
30

percent at the second anniversary of the

date
of the

grant, and
40

percent at

the third

anniversary of

the date

of the

grant and

are exercisable

over a

period of

five (
5 )
years.
On June 14,

2021, the Company

granted
100,000

stock options

to an

officer of

the Company.

The stock

options have an
exercise price of $ 6.70

per common share. The
100,000

options will vest as follows:
25

percent at the date of the grant,
25
percent at the

first anniversary of

the date of

grant,
25

percent at the

second anniversary of the

date of grant,

and
25

percent
at the third anniversary of the date of grant and are exercisable over a period of five (
5 ) years.
On June 1,

2021, the

Company granted
200,000

stock options

to a

member of

its Board

of Directors.

The stock

options
have an exercise price of

$
6.59

per common share. The
200,000

options will vest as follows:
25

percent at the date of

the
grant, 25

percent at the first anniversary of the date of grant,
25

percent at the second anniversary of the date of grant, and
25

percent at the third anniversary of the date of grant

and are exercisable over a period of five (
5 ) years.
On April 6, 2021, the

Company granted
150,000

stock options to the

President and Chief Executive Officer of

the Company,
100,000

and
200,000

stock options to two members of the Board of Directors and
100,000

stock options to an employee of
the Company.

The stock

options have

an exercise

price of

$
8.47

per common

share. Of

these options,
250,000

will vest
immediately, 200,000

options will vest

as follows:
30

percent as of the

day of the

grant,
35

percent at the

first anniversary
of the date

of the grant

and
35

percent on the

second anniversary of the

date of the

grant and the

remaining
100,000

options
will vest

as follows:
10

percent as

of the

day of

the grant,
20

percent at

the first

anniversary of

the date

of the

grant,
30
percent at the second anniversary

of the date of the grant,

and
40

percent at the third anniversary

of the date of the grant.
All options mentioned above are exercisable over a period of five (
5 ) years.
The weighted average fair value of stock options granted

for the year ended December 31, 2022 was $
2.37

($
2.99

in 2021)
and $ 2.02

per option for stock options granted subsequent to the year end. The weighted average fair value of each option granted was

estimated at

the grant

date for

purposes of determining

share-based payment expense

using the Black-Scholes
option pricing model based on the following weighted-average assumptions:
The underlying expected volatility was determined by reference to historical data of the Company’s share price. No special
features inherent to the stock options granted were incorporated into the measurement of fair value.
As at December 31, 2022,

the outstanding options,

as issued under the

stock option plan to

directors, officers, employees
and consultants for the purchases of one common share

per option, are as follows:
(1)

At December 31, 2022, the weighted average exercise

price for options outstanding which are exercisable was

$
3.96 .
As at December 31, 2021,

the outstanding options,

as issued under the

stock option plan to

directors, officers, employees
and consultants for the purchases of one common share

per option, are as follows:
For

the year

ended

December 31,

2022,

a

share-based

compensation

expense

of

$
5,538,463

(2021

-

$
9,762,745
)

was
recorded in Selling, general and administrative expenses

to the consolidated statements of comprehensive

loss.
As at December 31,

2022, an amount

of $
3,184,866

(2021 - $
2,719,354
) remains to

be amortized until

October 2025 related
to the grant of stock options.
Share purchase warrants
The following

table reflects

the activity

in warrants

during the year

ended December 31,

2022, and

the number

of issued
and outstanding share purchase warrants at December

31, 2022:
The following

table reflects

the activity

in warrants

during the year

ended December 31,

2021, and

the number

of issued
and outstanding share purchase warrants at December

31, 2021:
Weighted
Number of average
options exercise price
$
Balance – December 31, 2020 9,040,000 1.57
Granted 2,970,000 4.55
Exercised (1) (3,482,000) 0.32
Forfeited (125,000) 4.41
Balance, December 31, 2021 8,403,000 3.10
Granted 2,475,000 3.55
Exercised
(1)
(2,440,000) 0.58
Forfeited (242,500) 4.07
Balance, December 31, 2022 8,195,500 3.96
Years ended December 31, 2022 2021
Number of options granted or recognized 2,475,000 650,000 2,970,000
Exercise price ($) 3.55 3.02 4.55
Fair value of each option under the Black-Scholes pricing

model
($) 2.37 2.02 2.99
Assumptions under the Black-Scholes model:
Fair value of the shares ($) 3.54 3.02 4.52
Risk-free interest rate (%) 2.43 3.38 1.11
Expected volatility (%) 83.17 83.15 83.00
Expected dividend yield
— — —
Expected life (number of months) 60 60 60
Number of Number of Number of
stock stock stock Exercise
options options options price
Dec 31, 2021 Granted Exercised Forfeitures Dec 31, 2022 vested (1) per option Expiry date
$
November 3, 2017 2,400,000 — (2,400,000) — — — 0.58 November 3, 2022
July 3, 2018 300,000 — — — 300,000 300,000 0.51 July 3, 2023
October 29, 2018 40,000 — (40,000) — — — 0.52 October 29, 2023
September 29, 2019 100,000 — — — 100,000 100,000 0.51 September 29, 2024
January 2, 2020 100,000 — — — 100,000 100,000 0.45 January 2, 2025
July 16, 2020 2,243,000 — — (42,500) 2,200,500 1,775,500 4.41 July 16, 2025
October 26, 2020 250,000 — — (200,000) 50,000 37,500 4.00 October 26, 2025
April 6, 2021 550,000 — — — 550,000 410,000 8.47 April 6, 2026
June 1, 2021 200,000 — — — 200,000 100,000 6.59 June 1, 2026
June 14, 2021 100,000 — — — 100,000 50,000 6.70 June 14, 2026
October 14, 2021 100,000 — — — 100,000 30,000 5.04 October 14, 2026
December 17, 2021 1,920,000 — — — 1,920,000 1,920,000 3.13 December 17, 2026
December 30, 2021 100,000 — — — 100,000 30,000 3.61 December 30, 2026
January 3, 2022 — 450,000 — — 450,000 450,000 3.36 January 3, 2027
April 5, 2022 — 400,000 — — 400,000 40,000 2.96 April 5, 2027
June 2, 2022 — 1,500,000 — — 1,500,000 375,000 3.88 June 2, 2027
July 13, 2022 — 125,000 — — 125,000 12,500 2.14 July 13, 2027
8,403,000 2,475,000 (2,440,000) (242,500) 8,195,500 5,730,500 3.96
Number of Number of Number of
stock stock stock Exercise
options options options price
Dec 31, 2020 Granted Exercised Forfeitures Dec 31, 2021 vested per option Expiry date
$
November 3, 2017 2,420,000 — (20,000) — 2,400,000 2,400,000 0.58 November 3, 2022
July 3, 2018 300,000 — — — 300,000 300,000 0.51 July 3, 2023
October 29, 2018 70,000 — (30,000) — 40,000 40,000 0.52 October 29, 2023
September 29, 2019 200,000 — (100,000) — 100,000 100,000 0.51 September 29, 2024
January 2, 2020 100,000 — — — 100,000 100,000 0.45 January 2, 2025
July 16, 2020 2,450,000 — (82,000) (125,000) 2,243,000 1,775,500 4.41 July 16, 2025
October 26, 2020 250,000 — — — 250,000 125,000 4.00 October 26, 2025
April 6, 2021 — 550,000 — — 550,000 320,000 8.47 April 6, 2026
June 1, 2021 — 200,000 — — 200,000 50,000 6.59 June 1, 2026
June 14, 2021 — 100,000 — — 100,000 25,000 6.70 June 14, 2026
October 14, 2021 — 100,000 — — 100,000 10,000 5.04 October 14, 2026
December 17, 2021 — 1,920,000 — — 1,920,000 1,920,000 3.13 December 17, 2026
December 30, 2021 — 100,000 — — 100,000 100,000 3.61 December 30, 2026
9,040,000 2,970,000 (3,482,000) (125,000) 8,403,000 7,265,500 3.10
Number of Number of
warrants warrants Exercise
Dec 31, Dec 31, price per
2021 Issued Exercised Expired 2022 warrant Expiry date
Issuance of units – October 19, 2022 — 1,014,600 — — 1,014,600 1.75 Oct 19, 2024
— 1,014,600 — — 1,014,600 1.75
Number of Number of
warrants warrants Exercise
Dec 31, Dec 31, price per
2020 Issued Exercised Expired 2021 warrant Expiry date
$
Issuance of units – September 28, 2018 3,448,276 — (3,448,276) — — 0.58 January 28, 2021
Issuance of units – October 19, 2018 100,000 — (100,000) — — 0.58 February 13, 2021
Issuance of units – May 15, 2019 1,355,500 — (1,355,500) — — 0.85 May 15, 2021
Issuance of units – May 28, 2019 750,000 — (750,000) — — 0.85 May 24, 2021
Issuance of units – June 19, 2019 500,000 — (500,000) — — 0.85 June 19, 2021
Issuance of units – October 25, 2019 225,000 — (225,000) — — 0.75 October 25, 2021
Issuance of units – November 10, 2020 1,677,275 — (1,672,000) (5,275) — 4.5 November 10, 2022
Issuance of warrants – November 10, 2020 — — (95,707) — — 4.5 November 10, 2022
8,056,051 — (8,146,483) (5,275) —